UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier         New York, New York                August 16, 2010
------------------        ------------------              ------------------
   [Signature]              [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                            ----------

Form 13F Information Table Entry Total:                            39
                                                            ----------

Form 13F Information Table Value Total:                      $323,410
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                       Para Advisors, LLC.
                                                    Form 13F Information Table
                                                   Quarter ended June 30, 2010


                             TITLE                  VALUE       SHRS or   SH/  PUT/  INV.       OTHER         VOTING AUTHORITY
NAME OF ISSUER             OF CLASS    CUSIP      (x$1000)      PRN AMT   PRN  CALL  DISC.      MANRS         SOLE    SHARED  NONE
-------------------------  ---------  ---------  ------------  ---------  ---  ----  -----      -----       -------  ------  ----
AK STL HLDG CORP           COM        001547108  $     4,172     350,000  SH         SOLE                   350,000
AIRGAS INC                 COM        009363102  $ 12,440.00     200,000  SH         SOLE                   200,000
ALCON INC                  COM SHS    H01301102  $ 13,337.00      90,000  SH         SOLE                    90,000
AMERICAN CAP LTD           COM        02503Y103  $  2,169.00     450,000  SH         SOLE                   450,000
BANK OF AMERICA
CORPORATION                COM        060505104  $  5,030.00     350,000  SH         SOLE                   350,000
BURGER KING HLDGS INC      COM        121208201  $  1,684.00     100,000  SH         SOLE                   100,000
CIT GROUP INC              COM NEW    125581801  $  6,433.00     190,000  SH         SOLE                   190,000
CASEYS GEN STORES INC      COM        147528103  $  6,980.00     200,000  SH         SOLE                   200,000
                           DEPOSITRY
CEDAR FAIR L P             UNIT       150185106  $  3,080.00     250,000  SH         SOLE                   250,000
CENTURY ALUM CO            COM        156431108  $  3,091.00     350,000  SH         SOLE                   350,000
COCA COLA ENTERPRISES INC  COM        191219104  $ 10,344.00     400,000  SH         SOLE                   400,000
CORN PRODS INTL INC        COM        219023108  $  3,030.00     100,000  SH         SOLE                   100,000
DIAMOND OFFSHORE
DRILLING IN                COM        25271C102  $  4,664.00      75,000  SH         SOLE                    75,000
FIDELITY NATL INFORMATION
SV                         COM        31620M106  $ 10,728.00     400,000  SH         SOLE                   400,000
GENERAL GROWTH PPTYS INC   COM        370021107  $  5,304.00     400,000  SH         SOLE                   400,000
GOLDMAN SACHS GROUP INC    COM        38141G104  $  9,845.00      75,000  SH         SOLE                    75,000
INTERACTIVE DATA CORP      COM        45840J107  $  6,676.00     200,000  SH         SOLE                   200,000
                           *W EXP
JPMORGAN CHASE & CO        10/28/201  46634E114  $  3,792.00     300,000  SH         SOLE                   300,000
MGM MIRAGE                 COM        552953101  $  1,928.00     200,000  SH         SOLE                   200,000
MEAD JOHNSON
NUTRITION CO               COM        582839106  $  5,012.00     100,000  SH         SOLE                   100,000
NABI BIOPHARMACEUTICALS    COM        629519109  $  1,632.00     300,000  SH         SOLE                   300,000
NOVELL INC                 COM        670006105  $  6,816.00   1,200,000  SH         SOLE                 1,200,000
PACTIV CORP                COM        695257105  $  5,570.00     200,000  SH         SOLE                   200,000
PFIZER INC                 COM        717081103  $  5,704.00     400,000  SH         SOLE                   400,000
RADIOSHACK CORP            COM        750438103  $  4,878.00     250,000  SH         SOLE                   250,000
SMITH INTL INC             COM        832110100  $  9,582.00     254,500  SH         SOLE                   254,500
SUPERVALU INC              COM        868536103  $  2,710.00     250,000  SH         SOLE                   250,000
TAKE-TWO INTERACTIVE
SOFTWAR                    COM        874054109  $  1,350.00     150,000  SH         SOLE                   150,000
TALECRIS BIOTHERAPEUTICS
HLD                        COM        874227101  $  6,330.00     300,000  SH         SOLE                   300,000
UNIVERSAL AMERICAN CORP    COM        913377107  $  2,160.00     150,000  SH         SOLE                   150,000
WMS INDS INC               COM        929297109  $  1,963.00      50,000  SH         SOLE                    50,000
GRACE W R & CO DEL NEW     COM        38388F108  $  3,682.00     175,000  SH         SOLE                   175,000
ALCON INC                  COM SHS    H01301102  $  7,410.00      50,000  SH   CALL  SOLE                    50,000
DIAMOND OFFSHORE
DRILLING IN                COM        25271C102  $  3,110.00      50,000  SH   CALL  SOLE                    50,000
HALLIBURTON CO             COM        406216101  $ 12,275.00     500,000  SH   CALL  SOLE                   500,000
HESS CORP                  COM        42809H107  $  5,034.00     100,000  SH   CALL  SOLE                   100,000
MASSEY ENERGY CORP         COM        576206106  $ 13,675.00     500,000  SH   CALL  SOLE                   500,000
WEATHERFORD
INTERNATIONAL LT           COM        H27013103  $  6,570.00     500,000  SH   CALL  SOLE                   500,000
                           UNIT SER
SPDR S&P 500 ETF TR        1 S&P      78462F103  $103,220.00   1,000,000  SH   PUT   SOLE                 1,000,000

                                      Total      $   323,410